Acquisitions and disposals - Asset acquisitions (Details) - Puluo - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021
Asset Acquisition [Line Items]
Ownership interest percentage acquired	100.00%
Gross consideration of asset acquired	¥ 2,063
Consideration prepaid	¥ 1,500
Total assets acquired		¥ 3,806
Deferred tax liabilities		(927)
Accrued expenses and other current liabilities		(816)
Total liabilities assumed		(1,743)
Net assets acquired		2,063
Medical institution license
Asset Acquisition [Line Items]
Total assets acquired		3,708
Trademark and software copyright
Asset Acquisition [Line Items]
Total assets acquired		¥ 98